FAIR VALUE CHANGES (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Investment properties	$556	$(105)
Transaction related income, net of expenses	143	(608)
Financial contracts	857	337
Impairment and provisions	(2,404)	(1,276)
Other fair value changes	(1,672)	256
	$(2,520)	$(1,396)